Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Balances and Transactions with Related Parties and Affiliated Companies	Balances and Transactions with Related Parties and Affiliated Companies
The consolidated statements of financial position and income include the following balances and transactions with related parties and affiliated companies:

	2024	2023
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and its subsidiaries (See Note 5) (1) (3)	Ps. 867	Ps. 1,460
Due from The Coca-Cola Company (See Note 5) (1)	491	378
	Ps. 1,358	Ps. 1,838

	2024	2023
Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and its subsidiaries (2) (3)	Ps. 654	Ps. 1,275
Due to The Coca-Cola Company (2)	784	1,196
Other payables (2)	400	802
	Ps. 1,838	Ps. 3,273

(1) Presented within trade receivables
(2) Recorded within accounts payable and suppliers
(3) Parent
Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2024, 2023 and 2022, there was no expense resulting from the uncollectibility of balances due from related parties.
Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2024	2023	2022
Income:
Sales to affiliated parties	10,185	8,459	6,546
Heineken	—	—	2
Expenses:
Purchases and other expenses from FEMSA	7,196	9,547	10,129
Purchases of concentrate from The Coca-Cola Company	54,502	46,461	43,717
Purchases of raw material, beer and operating expenses from Heineken	—	—	5,036
Advertisement expense paid to The Coca-Cola Company	948	869	545
Purchases from Jugos del Valle	4,763	3,718	3,234
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V.	2,718	2,841	2,841
Purchase of sugar from Beta San Miguel	722	917	724
Purchase of canned products from Industria Envasadora de Queretaro, S.A. de C.V...	989	843	577
Purchase of inventories from Fountain Agua Mineral Ltda	1,143	638	—
Purchase of inventories from Leao Alimentos e Bebidas, LTDA	112	181	215
Purchase of resine from Industria Mexicana de Reciclaje, S.A. de C.V.	356	458	504
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C. (1) (2)	—	1	110
Donations to Fundación Femsa, A.C.	—	285	173
Other expenses with related parties	—	—	—
(1) One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
(2) These donations were made to ITESM through Fundación FEMSA.
The aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2024	2023	2022
Current compensation and employee benefits	Ps. 1,159	Ps. 1,091	Ps. 1,071
Termination benefits	5	539	18
Shared based payments (See Note 16.2)	369	319	326